VY CBRE Global Real Estate Portfolio Expense Example - Class ADV I S S2 [Member] - VY CBRE Global Real Estate Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,952
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,280
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	1,565
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	$ 1,733